One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com
NICHOLAS S. DI LORENZO nicholas.dilorenzo@dechert.com +1 617 728 7171 Direct +1 617 275 8364 Fax

April 19, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	William Blair Funds (the “Registrant”)

Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing via the EDGAR system is the Registration Statement on Form N-14 under the Securities Act of 1933, as amended, for the Registrant. This Registration Statement is being filed in connection with the reorganization of the ICM Small Company Portfolio, a series of The Advisors’ Inner Circle Fund, with and into the William Blair Small Cap Value Fund, a series of the Registrant, as described in the Registration Statement and in the form of Agreement and Plan of Reorganization filed therewith.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7171.

Sincerely,

/s/ Nicholas S. Di Lorenzo

Nicholas S. Di Lorenzo